IAI Investment Funds II, Inc.
                                                               File No. 33-61834
                                                  IAI Investment Funds VII, Inc.
                                                                File No. 2-39560


                         SUPPLEMENT DATED MARCH 2, 2000

                  TO THE JOINT PROSPECTUS DATED AUGUST 1, 1999

                                       OF

              IAI GROWTH FUND (A PORTFOLIO OF IAI INVESTMENT FUNDS
            II, INC.) IAI GROWTH AND INCOME FUND (A PORTFOLIO OF IAI
                           INVESTMENT FUNDS VII, INC.)

         The following replaces the disclosure on page 29 concerning the management of the Funds:

     GROWTH FUND AND GROWTH & INCOME FUND. Commencing on the date of this supplement, these Funds are managed by a team of investment professionals comprised of Keith Wirtz, Jeffrey Beard, Mark McCall and Jeff Malet. Mr. Wirtz joined IAI in March 1999 as President and Chief Investment Officer. Prior to joining IAI, Mr. Wirtz was Chief Investment Strategist for TradeStreet Investment Associates, Inc. from 1996 to 1999 and Senior Vice President and Chief Investment Officer for Bank of America from 1992 to 1996. Mr. Beard joined IAI in March 2000 as Vice President and Portfolio Manager. Before joining IAI, Mr. Beard was Senior Vice President and Senior Portfolio Manager for TradeStreet Investment Associates, Inc. and held various senior portfolio management and analyst positions with First Chicago NBD Investment Management Company from 1982 to 1999. Mr. McCall, also joined IAI in March 2000 as Vice President and Portfolio Manager. Previously, Mr. McCall was a Portfolio Manager for TradeStreet Investment Associates, Inc. from 1996 to 2000 and a Senior Equity Analyst for NationsBank Investment Management from 1993 to 1995. Mr. Malet joined IAI in January 1999 and is a Vice President and Portfolio Manager. Before joining IAI, Mr. Malet was an equity analyst and associate portfolio manager with American Express Financial Advisors from 1995 to 1999.